UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of Registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
October 31, 2010 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.6%

	Shares	Value
CONSUMER DISCRETIONARY — 5.7%
Arbitron	10,370	$262,568
Career Education *	10,870	190,660
Carter’s *	13,540	337,146
Corinthian Colleges *	105,160	548,935
Footstar	60,263	28,323
Gordmans Stores *	6,560	65,797
Group 1 Automotive *	16,100	567,686
Kenneth Cole Productions, Cl A *	14,130	190,049
McGraw-Hill	14,170	533,501
Motorcar Parts of America *	23,585	238,444
Palm Harbor Homes *	41,325	53,309
Papa John’s International *	20,260	523,316
PetSmart	4,790	179,290
Wet Seal, Cl A *	33,330	116,655

		3,835,679

CONSUMER STAPLES — 2.0%
Alliance One International *	39,783	175,841
CVS/Caremark	17,790	535,835
Darling International *	22,440	224,624
Lance	7,620	173,279
Universal	5,930	245,739

		1,355,318

ENERGY — 9.1%
Allis-Chalmers Energy *	990	5,089
Atlas Pipeline Partners	88,410	1,749,634
CARBO Ceramics	1,700	142,409
Crude Carriers	6,700	118,054
Dresser-Rand Group *	4,350	148,857
Massey Energy	9,850	414,390
Matrix Service *	11,110	100,879
Noble	16,680	575,960
Seahawk Drilling *	124,417	1,254,123
StealthGas *	152,274	729,392
Union Drilling *	160,879	735,217
Willbros Group *	22,740	201,476

		6,175,480

FINANCIALS — 12.6%
Berkshire Hathaway, Cl B *	14,033	1,116,466
Cypress Sharpridge Investments REIT	8,470	110,364
Ezcorp, Cl A *	26,124	561,144
Federated Investors, Cl B	49,640	1,236,532
Fidelity National Financial, Cl A	30,930	414,153
First American Financial	23,160	325,166
Hudson City Bancorp	11,190	130,363
Maiden Holdings	57,900	442,935
MFA Financial REIT	82,700	654,157
New York Community Bancorp	39,720	672,460

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
October 31, 2010 (Unaudited)
COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Oriental Financial Group	49,180	$650,651
Piper Jaffray *	27,340	846,720
Raymond James Financial	4,787	135,089
Safeguard Scientifics *	87,893	1,293,785

		8,589,985

HEALTH CARE — 14.3%
Adolor *	60,943	75,569
Allied Healthcare Products *	13,751	50,879
Alphatec Holdings *	87,458	190,658
Animal Health International *	208,031	578,326
BioScrip *	26,090	146,887
CardioNet *	15,390	78,489
Centene *	22,280	497,290
Charles River Laboratories International *	9,950	326,061
Cornerstone Therapeutics *	25,670	160,694
DaVita *	5,140	368,795
Elan ADR *	12,940	70,523
Harvard Bioscience *	20,522	80,857
Immucor *	15,670	272,658
ISTA Pharmaceuticals *	28,798	124,408
LHC Group *	29,680	798,392
Merit Medical Systems *	20,638	326,287
Natus Medical *	40,847	535,096
Palomar Medical Technologies *	25,420	268,943
PSS World Medical *	15,464	365,414
Psychiatric Solutions *	500	16,850
Questcor Pharmaceuticals *	75,750	929,453
Quidel *	35,323	408,334
Rochester Medical *	68,192	743,293
Santarus *	57,794	180,895
Skilled Healthcare Group, Cl A *	22,629	84,859
Thermo Fisher Scientific *	4,350	223,677
Trinity Biotech ADR *	106,783	758,159
UnitedHealth Group	2,610	94,090
VCA Antech *	4,160	85,987
Warner Chilcott, Cl A	26,950	647,878
Zimmer Holdings *	4,920	233,405

		9,723,106

INDUSTRIALS — 18.8%
Actuant, Cl A	21,750	488,723
AerCap Holdings *	8,380	108,186
Allied Defense Group *	79,675	215,123
American Railcar Industries *	16,720	257,655
American Reprographics *	109,070	776,578
ATS Automation Tooling Systems *	37,677	266,212
Blount International *	137,126	2,056,890
Bucyrus International, Cl A	6,120	417,139
C&D Technologies *	19,680	2,558
Ceradyne *	12,460	296,673

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
October 31, 2010 (Unaudited)
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
CIRCOR International	7,640	$268,011
Colfax *	28,735	461,772
Corporate Executive Board	5,140	160,574
Delta Air Lines *	59	820
Douglas Dynamics	8,462	122,022
Dycom Industries *	24,811	265,478
Esterline Technologies *	6,960	420,662
Flow International *	21,390	56,470
Goodrich	6,100	500,627
GrafTech International *	21,472	353,644
Harsco	33,280	771,430
Huron Consulting Group *	29,310	583,562
Innerworkings *	15,996	109,893
Interface, Cl A	70,170	1,009,746
KAR Auction Services *	11,825	152,306
KHD Humboldt Wedag International	8,869	78,989
KHD Humboldt Wedag International U.S. *	7,047	64,128
LECG *	119,749	102,984
Manitowoc	7,550	84,107
Mine Safety Appliances	8,880	250,061
Orbital Sciences *	27,160	441,078
Quanex Building Products	5,920	106,678
Rockwell Collins	7,940	480,449
Spirit Aerosystems Holdings, Cl A *	6,850	148,234
Titan International	33,119	502,415
Ultralife *	80,560	422,940

		12,804,817

INFORMATION TECHNOLOGY — 19.6%
Advanced Analogic Technologies *	235,420	885,179
ATMI *	1,670	29,509
Brooks Automation *	265,491	1,802,684
ChipMOS TECHNOLOGIES *	86,970	110,452
Cogo Group *	7,248	55,157
CoreLogic	25,600	449,792
eBay *	2,610	77,804
EchoStar, Cl A *	13,060	276,872
EMS Technologies *	4,430	79,031
Entropic Communications *	1,670	13,961
Fair Isaac	9,320	224,053
FEI *	16,440	357,734
Fidelity National Information Services	10,976	297,450
FLIR Systems *	5,690	158,410
FSI International *	8,490	22,838
GSE Systems *	10,520	37,661
GTSI *	61,167	280,756
Harris	3,820	172,626
Integrated Device Technology *	70,250	413,773
Intevac *	121,443	1,226,574
Local.com *	65,250	270,135

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
October 31, 2010 (Unaudited)
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Mantech International, Cl A *	10,290	$403,471
Maxim Integrated Products	5,050	109,383
Measurement Specialties *	28,271	631,574
MKS Instruments *	1,710	35,312
Monotype Imaging Holdings *	7	67
Oclaro *	13,040	109,667
OPTi	132,560	396,354
PC Mall *	48,740	303,163
Polycom *	4,350	146,943
Quantum *	78,280	264,586
SAIC *	43,210	671,483
Seagate Technology *	24,084	352,831
TechTarget *	109,276	572,606
Ultra Clean Holdings *	119,566	900,332
Vishay Precision Group *	42,060	715,020
Western Union	28,070	494,032

		13,349,275

MATERIALS — 9.3%
Agrium	1,270	112,408
Alamos Gold	13,210	204,838
Brush Engineered Materials *	2,410	79,892
FMC	6,560	479,536
Huntsman	24,380	337,663
Jaguar Mining *	183,300	1,185,951
Methanex	27,330	758,954
Olin	16,950	338,831
Omnova Solutions *	33,201	264,944
Q2 Gold Resources (A)*	15,766	—
Reliance Steel & Aluminum	3,030	126,806
SEMAFO *	37,405	448,860
Solutia *	77,693	1,407,020
Terra Nova Royalty *	65,488	516,045
Yamana Gold	6,062	66,621

		6,328,369

TELECOMMUNICATION SERVICES — 0.2%
Neutral Tandem *	8,700	127,194

TOTAL COMMON STOCK (Cost $56,357,192)		62,289,223

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
October 31, 2010 (Unaudited)

	Shares/Face
	Amount	Value
EXCHANGE TRADED FUNDS — 1.1%
BlackRock Floating Rate Income Strategies Fund	15,056	$224,033
Eaton Vance Senior Floating-Rate Trust	23,100	361,284
iShares Russell 2000 Index Fund	750	52,733
SunAmerica Focused Alpha Growth Fund	5,990	99,973

TOTAL EXCHANGE TRADED FUNDS (Cost $701,406)		738,023

CONVERTIBLE BONDS — 0.8%
C&D Technologies 5.250%, 11/01/25	$500,000	335,000
KV Pharmaceutical 2.500%, 05/16/33	345,000	205,275

TOTAL CONVERTIBLE BONDS (Cost $550,763)		540,275

CORPORATE OBLIGATION — 0.5%
Allis-Chalmers Energy 8.500%, 03/01/17 (Cost $310,842)	350,000	351,750

PREFERRED STOCK — 0.0%
INDUSTRIALS — 0.0%
Northwest Airlines Escrow (A)*
(Cost $—)	12,260	—

SHORT-TERM INVESTMENT — 6.6%
Fidelity Institutional Money Market Funds — Money Market Portfolio, Cl I, 0.023% (B) (Cost $4,471,640)	4,471,640	4,471,640

TOTAL INVESTMENTS— 100.6% (Cost $62,391,843)†		$68,390,911

Percentages are based on Net Assets of $67,963,433.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities at October 31, 2010 was $0 and represented 0.0% of net assets.

(B)	The rate shown is the 7-day effective yield as of October 31, 2010.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
October 31, 2010 (Unaudited)

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $62,391,843, and the unrealized appreciation and depreciation were $8,303,750 and $(2,304,682) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$62,289,223	$—	$—	$62,289,223
Exchange Traded Funds	738,023	—	—	738,023
Convertible Bonds	—	540,275	—	540,275
Corporate Obligation	—	351,750	—	351,750
Preferred Stock	—	—	—	—
Short-Term Investment	4,471,640	—	—	4,471,640

Total Investments in Securities	$67,498,886	$892,025	$—	$68,390,911

During the period ended October 31, 2010, there were no significant transfers between Level 1 and Level 2.
GRT-QH-001-0500

Item 2. Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II
By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: December 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: December 23, 2010

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: December 23, 2010